Document and Entity Information	0 Months Ended
Aug. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2012
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	Jun. 25, 2013
Document Effective Date	Jul. 01, 2013
Prospectus Date	Jul. 01, 2013
Dreyfus Global Absolute Return Fund | Class A
Risk/Return:
Trading Symbol	DGPAX
Dreyfus Global Absolute Return Fund | Class C
Risk/Return:
Trading Symbol	DGPCX
Dreyfus Global Absolute Return Fund | Class I
Risk/Return:
Trading Symbol	DGPIX
Dreyfus Global Absolute Return Fund | Class Y
Risk/Return:
Trading Symbol	DGPYX
Dreyfus Global Dynamic Bond Fund | A
Risk/Return:
Trading Symbol	DGDAX
Dreyfus Global Dynamic Bond Fund | C
Risk/Return:
Trading Symbol	DGDCX
Dreyfus Global Dynamic Bond Fund | I
Risk/Return:
Trading Symbol	DGDIX
Dreyfus Global Dynamic Bond Fund | Class Y
Risk/Return:
Trading Symbol	DGDYX
Dreyfus Global Real Return Fund | Class A
Risk/Return:
Trading Symbol	DRRAX
Dreyfus Global Real Return Fund | Class C
Risk/Return:
Trading Symbol	DRRCX
Dreyfus Global Real Return Fund | Class I
Risk/Return:
Trading Symbol	DRRIX
Dreyfus Global Real Return Fund | Class Y
Risk/Return:
Trading Symbol	DRRYX
Dreyfus Opportunistic Midcap Value Fund | Class A
Risk/Return:
Trading Symbol	DMCVX
Dreyfus Opportunistic Midcap Value Fund | Class C
Risk/Return:
Trading Symbol	DVLCX
Dreyfus Opportunistic Midcap Value Fund | Class I
Risk/Return:
Trading Symbol	DVLIX
Dreyfus Opportunistic Midcap Value Fund | Class Y
Risk/Return:
Trading Symbol	DMCYX
Dreyfus Strategic Value Fund | Dreyfus Strategic Value Fund - Class A
Risk/Return:
Trading Symbol	DAGVX
Dreyfus Strategic Value Fund | Dreyfus Strategic Value Fund - Class C
Risk/Return:
Trading Symbol	DCGVX
Dreyfus Strategic Value Fund | Dreyfus Strategic Value Fund - Class I
Risk/Return:
Trading Symbol	DRGVX
Dreyfus Strategic Value Fund | Class Y
Risk/Return:
Trading Symbol	DRGYX
Dreyfus Structured Midcap Fund | Dreyfus Structured Midcap Fund - Class A
Risk/Return:
Trading Symbol	DPSAX
Dreyfus Structured Midcap Fund | Dreyfus Structured Midcap Fund - Class C
Risk/Return:
Trading Symbol	DPSCX
Dreyfus Structured Midcap Fund | Dreyfus Structured Midcap Fund - Class I
Risk/Return:
Trading Symbol	DPSRX
Dreyfus Structured Midcap Fund | Class Y
Risk/Return:
Trading Symbol	DPSYX
Dreyfus Total Emerging Markets Fund | A
Risk/Return:
Trading Symbol	DTMAX
Dreyfus Total Emerging Markets Fund | C
Risk/Return:
Trading Symbol	DTMCX
Dreyfus Total Emerging Markets Fund | I
Risk/Return:
Trading Symbol	DTEIX
Dreyfus Total Emerging Markets Fund | Class Y
Risk/Return:
Trading Symbol	DTMYX
Global Alpha Fund | Class A
Risk/Return:
Trading Symbol	AVGAX
Global Alpha Fund | Class C
Risk/Return:
Trading Symbol	AVGCX
Global Alpha Fund | Class I
Risk/Return:
Trading Symbol	AVGRX
Global Alpha Fund | Class Y
Risk/Return:
Trading Symbol	AVGYX